Note 17 - Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments With Off Balance Sheet Risk [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2014	2013
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$1,204	523
Commercial real estate mortgages	24,956	25,514
Non-real estate commercial loans	1,288	13,095
Undisbursed balance of loans closed	25,875	7,586
Unused lines of credit	86,714	79,136
Letters of credit	1,541	1,017
Total commitments to extend credit	$141,578	126,871
Forward commitments	$3,279	2,025

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	After 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$7,265	802	1,557	1,360	3,546
	$7,265	802	1,557	1,360	3,546

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$37,660	19,901	7,806	2,569	7,384
Commitments to lend	23,734	3,571	7,972	7,257	4,934
Standby letters of credit	1,506	1,506	0	0	0
	$62,900	24,978	15,778	9,826	12,318